Financing Receivables (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Gross recorded investment for each class of receivables, by credit quality indicator
Total	$ 22,332	$ 23,537
Major Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	15,751	17,325
Growth Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	6,581	6,212
Lease receivables
Gross recorded investment for each class of receivables, by credit quality indicator
Total	7,645	8,996
Lease receivables | Major Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	5,702	6,796
Lease receivables | Major Markets | AAA - AA-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	563	743
Lease receivables | Major Markets | A+ - A-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,384	1,513
Lease receivables | Major Markets | BBB+ - BBB-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,704	2,111
Lease receivables | Major Markets | BB+ - BB
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,154	1,393
Lease receivables | Major Markets | BB- - B+
Gross recorded investment for each class of receivables, by credit quality indicator
Total	470	595
Lease receivables | Major Markets | B - B-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	372	365
Lease receivables | Major Markets | CCC+ - D
Gross recorded investment for each class of receivables, by credit quality indicator
Total	55	76
Lease receivables | Growth Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,943	2,200
Lease receivables | Growth Markets | AAA - AA-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	46	68
Lease receivables | Growth Markets | A+ - A-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	178	168
Lease receivables | Growth Markets | BBB+ - BBB-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	900	957
Lease receivables | Growth Markets | BB+ - BB
Gross recorded investment for each class of receivables, by credit quality indicator
Total	272	350
Lease receivables | Growth Markets | BB- - B+
Gross recorded investment for each class of receivables, by credit quality indicator
Total	286	368
Lease receivables | Growth Markets | B - B-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	176	214
Lease receivables | Growth Markets | CCC+ - D
Gross recorded investment for each class of receivables, by credit quality indicator
Total	85	74
Loan receivables
Gross recorded investment for each class of receivables, by credit quality indicator
Total	14,687	14,542
Loan receivables | Major Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	10,049	10,529
Loan receivables | Major Markets | AAA - AA-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	993	1,151
Loan receivables | Major Markets | A+ - A-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	2,438	2,344
Loan receivables | Major Markets | BBB+ - BBB-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	3,003	3,271
Loan receivables | Major Markets | BB+ - BB
Gross recorded investment for each class of receivables, by credit quality indicator
Total	2,034	2,158
Loan receivables | Major Markets | BB- - B+
Gross recorded investment for each class of receivables, by credit quality indicator
Total	827	922
Loan receivables | Major Markets | B - B-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	655	565
Loan receivables | Major Markets | CCC+ - D
Gross recorded investment for each class of receivables, by credit quality indicator
Total	98	118
Loan receivables | Growth Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	4,639	4,012
Loan receivables | Growth Markets | AAA - AA-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	110	125
Loan receivables | Growth Markets | A+ - A-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	425	307
Loan receivables | Growth Markets | BBB+ - BBB-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	2,148	1,745
Loan receivables | Growth Markets | BB+ - BB
Gross recorded investment for each class of receivables, by credit quality indicator
Total	649	638
Loan receivables | Growth Markets | BB- - B+
Gross recorded investment for each class of receivables, by credit quality indicator
Total	683	672
Loan receivables | Growth Markets | B - B-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	420	391
Loan receivables | Growth Markets | CCC+ - D
Gross recorded investment for each class of receivables, by credit quality indicator
Total	$ 203	$ 134